FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Summary of cash and cash equivalents, investments and derivative assets and liabilities
The summary of financial assets and financial liabilities is as follows:

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Bonds
Government	377	1,287	—	1,664
Corporate	1,586	306	—	1,892
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Total loans and receivables	—	—	639	639
Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.

	2020
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$16	$16
Cash equivalents	—	—	19	19
Total cash and cash equivalents	—	—	35	35

Derivatives
Foreign exchange forwards	5	—	—	5
Bond futures	2	—	—	2
Total derivative assets	7	—	—	7

Bonds
Government	372	29	—	401
Corporate and other	732	36	—	768
Total debt securities	1,104	65	—	1,169
Total preferred shares	—	3	—	3
Total loans and receivables	—	—	21	21
Total investments	1,104	68	21	1,193

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.

The Company assesses that the carrying value of the financial assets measured by amortized cost approximates their fair value.

The fair value of investments, excluding common shares, preferred shares and cash and cash equivalents, are shown by contractual maturity of investments.

AS AT DEC. 31 US$ MILLIONS	2021	2020
Terms to maturity:
Bonds:
Within 1 year	$1,223	$31
1-3 years	50	46
4-5 years	116	40
Over 5 years	2,167	1,052

Private debt:
Within 1 year	96	—
1-3 years	—	—
4-5 years	—	—
Over 5 years	112	—

Loans and receivables
Within 1 year	170	—
1-3 years	117	3
4-5 years	116	—
Over 5 years	236	18
Total	$4,403	$1,190

AFS investments and investments measured at amortized cost are individually evaluated for impairment in establishing the allowance for impairment. For the year ended December 31, 2021, the Company did not incur any impairment expense (December 31, 2020 – $Nil).

b)Fair value hierarchy
Investments measured at fair value are classified in accordance with a valuation hierarchy that reflects the significance of the inputs used in determining their fair value, as per IFRS 13 Fair Value Measurement. Under Level 1 of this hierarchy, fair value is derived from unadjusted quoted prices in active markets for identical investments. Under Level 2, fair value is derived from market inputs that are directly or indirectly observable other than unadjusted quoted prices for identical investments. Under Level 3, fair value is derived from inputs that are not based on observable market data.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,963	$—	$1,963
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650
Available for sale:
Bonds	1,165	428	—	1,593
Private debt	—	—	208	208
Common shares	1	31	—	32
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247

Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

	2020
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,104	$1,104
Derivative assets	2	5	7
Available for sale:
Bonds	—	65	65
Preferred shares	3	—	3
Total financial assets	$5	$1,174	$1,179

Financial liabilities
Fair value through profit or loss:
Funds withheld liabilities	—	(12)	(12)
Total financial liabilities	$—	$(12)	$(12)
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset	Valuation Techniques and Key Inputs
Bonds
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

Derivative assets/Derivative liabilities	Foreign currency forward contracts—discounted cash flow model—forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.

Valuation model is based on interest rate contracts—discounted cash flow model—forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.

Warrants	Valuation model is based on intrinsic value calculated by the difference between strike prices and the unadjusted quoted prices of underlying equity investments in active markets.

Reinsurance funds withheld
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

Funds withheld liabilities
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

The Company performs initial and ongoing analysis and review of the valuation techniques utilized in determining fair value to ensure that they are appropriate and consistently applied, and that the valuation assumptions are reasonable. The Company analyzes and reviews the data, assumptions and valuation model to ensure that the fair value represents a reasonable estimate as at reporting period end and to monitor controls around fair value measurement, which includes quantitative and qualitative analysis and is overseen by the Company’s investment and accounting personnel.
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs	Significant unobservable inputs and relationship of unobservable inputs to fair value
Private equity	Discounted cash flows	• Future cash flows The future cash flows are based on cash flows flowing to the underlying investment • Discount rate The discount rate reflects the inherent risk of the underlying investment	• Increases (decreases) in future cash flows increase (decrease) fair value • Increases (decreases) in discount rate increase (decrease) fair value
Private debt	Discounted cash flows	• Future cash flows
The future cash flows include expected interest and principal payments.

• Discount rate
The discount rate reflects the credit spreads used and the liquidity conditions of the debt instrument.
• Increases (decreases) in future cash flows increase (decrease) fair value • Increases (decreases) in discount rate increase (decrease) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2021 and 2020:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Balance, beginning of year	$—	$—
Fair value changes in other comprehensive income	4	—
Additions	1,021	—
Disposals	(8)	—
Balance, end of year	$1,017	$—

There were no transfers between Level 1, Level 2 or Level 3 during the years ended December 31, 2021 and 2020.
c)Net investment income

Net investment income is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Interest income
Cash and cash equivalents	$1	$—	$—
FVTPL investments	51	28	19
AFS investments	12	2	1
Loans and receivables	5	—	—
Total interest income	69	30	20

Realized gains on investments and derivatives
FVTPL investments	3	3	10
Derivatives	14	—	—
AFS investments	2	—	—
Foreign exchange gain/loss	9	—	—
Total realized gains on investments and derivatives	28	3	10

Unrealized gains (losses) on investments and derivatives
FVTPL investments	(60)	46	26
Derivatives	27	6	1
Total unrealized gains (losses) on investments and derivatives	(33)	52	27

Investment manager fees	(4)	(1)	—
Net investment income	$60	$84	$57
d)Net investment results from funds withheld
Net investment results from funds withheld is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Interest income
FVTPL investments	$29	$—	$—
Total interest income attributable to funds withheld	29	—	—

Realized losses on investments and derivatives
FVTPL investments	(2)	—	—
Foreign exchange losses	(4)	—	—
Total realized losses on investments and derivatives attributable to funds withheld	(6)	—	—

Unrealized losses on investments and derivatives
FVTPL investments	(19)	—	—
Foreign exchange losses	(1)	—	—
Total unrealized losses on investments and derivatives attributable to funds withheld	(20)	—	—

Other investment income	75	—	—

Net investment results from funds withheld	$78	$—	$—

e)Derivative financial instruments
The Company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, bond futures, bond forwards, currency swaps, interest rate swaps and warrants. Derivative financial instruments are financial contracts whose value is derived from underlying interest rates, exchange rates or other financial instruments.

Foreign exchange forwards, bond forwards, currency swaps, interest rate swaps and warrants are over-the-counter (OTC) contractual agreements negotiated between counterparties. Futures contracts are traded on an organized market and are contractual obligations to buy or to sell a financial instrument at a predetermined future time at a given price.

The notional principal represents the amount to which a rate or price is applied to determine the cash flows to be exchanged periodically and does not represent credit exposure. Maximum credit risk is the estimated cost of replacing derivative financial instruments which have a positive value, should the counterparty default. As at December 31, 2021, the derivative counterparty credit risk was $146 million (2020 – $7 million) and the counterparties credit rating was A- or higher (2020 – A+ or higher).

Notional principal by terms of maturity and the fair value of derivatives are presented in the table below.

AS AT DEC. 31, 2021 US$ MILLIONS				Notional amount
	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$9	$—	$22	$730	$—	$—	$—	$730
Over-the-counter
Foreign exchange forwards	10	—	1	787	59	—	—	846
Warrants	—	—	—	1	—	—	—	1
Currency swaps	—	—	—	—	10	—	8	18
Interest rate swaps	—	(1)	—	—	—	1	71	72
Options	127	—	—	5,802	—	—	—	5,802
Total	$146	$(1)	$23	$7,320	$69	$1	$79	$7,469
[1]Derivative liabilities are included in the Note 9 Accounts Payable and Other.

AS AT DEC. 31, 2020 US$ MILLIONS				Notional amount
	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$2	$—	$13	$192	$—	$—	$—	$192
Over-the-counter
Foreign exchange forwards	5	—	—	235	—	—	—	235
Interest rate swaps	—	—	—	—	—	—	7	7

Total	$7	$—	$13	$427	$—	$—	$7	$434

The Company monitors the fair values of bond futures and forwards on a daily basis, with additional cash collateral obtained or refunded as necessary.

Bond futures, foreign exchange forwards and options mature in less than 1 year. Interest rate swaps mature in over 4 years and settle on a semi-annual basis. Derivatives are measured at FVTPL and are reported on the Combined Consolidated Statements of Financial Position as derivative assets or derivative liabilities. The fair value of exchange-traded futures contracts is determined based on Level 1 inputs. OTC foreign currency forwards, bond forwards, currency swaps and interest rate swaps are valued on the contract notional amounts, which is the difference between contract and market rates. These inputs are derived from observable market data and as such are classified as Level 2 instruments.

For OTC derivatives, collateral is collected from and pledged to derivative counterparties according to the Credit Support Annexes, which form part of the International Swaps and Derivatives Associations' master agreements, when the exposure exceeds a specified threshold. For exchange-traded derivatives, their positions are margined on a daily basis (both initial margin and variation margin) subject to derivative clearing agreements with the exchanges and clearing houses. As at December 31, 2021, the Company has pledged $23 million of financial assets as collateral under the terms of the derivative contracts (2020 – $13 million).

For an analysis of the Company’s risks arising from financial instruments and the policies and procedures to manage these risks refer to Note 12 Risk Management.
f)Securities sold under repurchase agreements
Securities sold under repurchase agreements are accounted for as collateralized borrowing transactions, are measured at amortized cost and are recorded at the amounts at which the securities were initially sold. Under these agreements, the Company may sell securities from its portfolio for periods of time. In exchange, the Company obtains possession of cash from the financial institution with market values equal to the principal amount sold under these agreements. As at December 31, 2021, the Company did not have amounts outstanding under repurchase agreements (2020 – $Nil). For the year ended December 31, 2021, interest expense paid related to the use of the repurchase agreements was $Nil (2020 – $Nil).

The cash received by the Company is equal to the market value of the securities sold on the trade date. As a result, there is no significant exposure to credit risk associated with these agreements.
g)Summary of investments

	2021		2020
AS AT DEC. 31 US$ MILLIONS	Carrying Amount	Percent	Carrying Amount	Percent
Corporate debt securities
Corporate bonds	$1,892	37%	$788	66%
Private debt	208	4%	—	—%
Private loans	517	10%	—	—%
Mortgages	122	3%	—	—%
	2,739	54%	788	66%
Government bonds
United States government	1,271	25%	25	2%
Canada government	61	1%	35	3%
Canada provincials	332	7%	341	28%
	1,664	33%	401	33%
Derivatives
Foreign exchange forwards	10	—%	5	—%
Bonds futures	9	—%	2	—%
Options	127	3%	—	—%
	146	3%	7	1%
Equity
Preferred shares	18	—%	3	—%
Common shares	275	5%	—	—%
Private equity and other	247	5%	—	—%
	540	10%	3	—%

Total	$5,089	100%	$1,199	100%
h)Solely Payments of Principal and Interest ("SPPI") Disclosure
As noted in Note 2 (aj)(ii), the Company has taken the temporary exemption to apply IFRS 9 until IFRS 17 is adopted on January 1, 2023 on the basis that the Company’s activities are predominantly connected with insurance, and it has not previously applied IFRS 9. The percentage of the total carrying amount of the liabilities connected with insurance relative to the total carrying amount of all its liabilities was less than or equal to 90 per cent but greater than 80 per cent, and the Company determined that it did not engage in a significant activity unconnected with insurance.
As a consequence of deferring the introduction of IFRS 9, we will provide additional disclosures until we apply the standard for the first time in order to compare our presentation of investments and other financial instruments with those of companies that already apply IFRS 9.
The following additional disclosure, required by IFRS 4 for eligible insurers, presents the fair value and the amount of change in the fair value of the Company’s financial assets as of and for the years ended December 31, 2021 and December 31, 2020, showing separately the fair value of financial assets with contractual terms that give rise to cash flows that are SPPI on the principal amount outstanding and the fair value of financial assets that do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding (“Non-SPPI”).

	SPPI		Non-SPPI
AS AT DEC. 31, 2021 US$ MILLIONS	Fair value	Change in fair value	Fair value	Change in fair value
Financial assets
Debt securities	$1,884	$2	$2,023	$2
Equities	—	—	397	—
Loans and receivables	639	—	—	—
Total	$2,523	$2	$2,420	$2

	SPPI		Non-SPPI
AS AT DEC. 31, 2020 US$ MILLIONS	Fair value	Change in fair value	Fair value	Change in fair value
Financial assets
Debt securities	$43	$1	$1,125	$—
Equities	—	—	3	—
Loans and receivables	21	—	—	—
Total	$64	$1	$1,128	$—
The following additional disclosure, required by IFRS 4 for eligible insurers, presents the credit risk ratings of SPPI financial assets:

AS AT DEC. 31, 2021 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$113	5%
AA	Low	19	1%
A	Low	1,203	48%
BBB	Low	100	4%
BB	Other	104	4%
B	Other	32	1%
Unrated	Other	313	12%

Loans and receivables
A	Low	$60	2%
BBB	Low	36	1%
BB	Other	152	6%
Unrated	Other	391	16%

Total		$2,523	100%

AS AT DEC. 31, 2020 US$ MILLIONS	Credit risk	Carrying value (Fair value)	% of fair value
Debt securities
AAA	Low	$22	34%
AA	Low	7	11%
A	Low	10	16%
BBB	Low	4	6%

Loans and receivables
Unrated	Other	$21	33%

Total		$64	100%